Document and Entity Information	Aug. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 15, 2023
Entity Registrant Name	MONRO, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	200 Holleder Parkway
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14615
City Area Code	585
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-30
Amendment Flag	false
Entity Central Index Key	0000876427